SUMMARY OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF MATERIAL ACCOUNTING POLICIES	SUMMARY OF MATERIAL ACCOUNTING POLICIES
Basis of preparation
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”), as issued by the International Accounting Standards Board.
The consolidated financial statements are presented in millions of U.S. dollars (“$” or “USD”).
The presented figures and percentages are subject to rounding adjustments, which may cause discrepancies between the sum of the individual figures and the presented aggregated column and row totals. The figures have been prepared under the historical cost basis except for financial instruments, including derivative financial instruments, which are recorded at fair value in other comprehensive income and through profit or loss and the initial recognition of assets acquired and liabilities assumed in a business combination, which are recorded at fair value, as explained in the accounting policies below. The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of the business.

In the third quarter of 2024, the Company changed its presentation of credit card processing fees in the consolidated statement of income and loss and other comprehensive income and loss, which were previously recorded as contra-revenue and have been reclassified as selling, general and administrative expenses. We believe this presentation better reflects the nature of the costs incurred by the Company. Prior year amounts have been reclassified to conform with current period presentation. The amounts reclassified were immaterial and had no impact on previously reported operating profit or net income/(loss).
In the third quarter of 2024, the Company changed its presentation in the consolidated statement of cash flows to present net cash flows from revolving credit facilities with repayment terms less than three months separately from other short-term borrowings from financial institutions. The Company elected to make this reclassification as they believe it more appropriately reflects the nature of the source and use of the cash flows, and improves comparability to peers. Prior year amounts have been reclassified to conform with current period presentation. The change had no impact on net cash flow from financing activities or any other financial statement information.

In the fourth quarter of 2024, the Company changed its presentation of foreign exchange gains and losses related to operational transactions in the consolidated statement of income and loss and other comprehensive income and loss, which were previously recorded as selling, general and administrative expenses, and are now recorded as foreign currency exchange gains/(losses), net & other finance costs. We believe this presentation better reflects the operating performance of the Company and improves comparability to peers. The impact on prior period financial statements is immaterial.

During 2025, the Company changed its presentation of certain line items within the consolidated statement of financial position to better reflect the nature of the balances. These changes related to the classification of (i) non-current financial assets and other non-current assets, and (ii) accounts receivable, net and other current liabilities. Prior year balances have been recast to conform with current period presentation.

The preparation of consolidated financial statements requires the use of certain accounting estimates. The areas that require a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed below.

The consolidated financial statements for the Company have been authorized for issue by the Board of Directors on February 25, 2026.
Principles of consolidation
The consolidated financial statements comprise the financial statements of the parent company and include all subsidiaries over which the Company has control. The Company controls an entity where the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Companies acquired have been included in the consolidated financial statements from the date when control was obtained. Similarly, divested subsidiaries are included up to the date when control has been relinquished.
The ownership of the subsidiary shares within the Company are eliminated using the acquisition method. The transferred consideration and all the identifiable assets and liabilities of an acquired company are measured at fair value at the date of acquisition. Goodwill is recognized as the amount by which the total transferred consideration exceeds the fair value of the acquired net assets.
Intercompany transactions, profit distribution as well as intercompany receivables and liabilities between Group companies are eliminated in consolidation.
New and amended standards and interpretations adopted by the Company
The following amended standards became effective for the Company’s fiscal year ended December 31, 2025 and were adopted by the Company. The adoption of these amendments did not have a material impact on the Company’s consolidated financial statements:
•Amendments to International Accounting Standards (“IAS”) 21, Lack of Exchangeability. The amendments clarify how an entity should assess whether a currency is exchangeable and how it should measure and determine a spot exchange rate when exchangeability is lacking.
New and amended standards and interpretations issued but not yet effective
The standards and interpretations that are issued, but not yet effective for the Company’s fiscal year ended December 31, 2025 are discussed below. The Company has not early adopted these standards and amendments and will apply them in its consolidated financial statements for the annual periods in which they become effective, as applicable.
The following standard amendments are effective for annual periods beginning on or after January 1, 2026, but are not expected to have a material impact on the Company’s consolidated financial statements:
•Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments. The Amendments clarify certain aspects of the classification and measurement of financial instruments.
•Annual Improvements to IFRS Accounting Standards, Volume 11, to clarify and streamline minor amendments to existing IFRS Accounting Standards to enhance consistency.
IFRS 18, Presentation and Disclosure in Financial Statements is effective for annual periods beginning on or after January 1, 2027, and retrospective application is required. The Company is currently assessing the impact of this standard on its consolidated financial statements.

The new Standard introduces new requirements such as to (i) present specified categories and defined subtotals within the statement of profit or loss, (ii) provide disclosures on certain non-IFRS financial measures meeting a new definition of management-defined performance measures (“MPMs”), and (iii) introduce new principles for aggregation and disaggregation of financial information.
The Company currently reports various non-IFRS financial measures to its investors that may meet the definition of a management-defined performance measure under IFRS 18, including Adjusted EBITDA, Adjusted EBITDA Margin, and Adjusted Net Income attributable to equity holders of the Company. MPMs under IFRS 18 require specific disclosures within a note to the financial statements. The Company is currently assessing measures that are currently being reported to determine whether or not they meet the definition of a MPM.
Foreign currency transactions and translation
The Company’s consolidated financial statements are presented in USD. The functional currency of each of the Company’s subsidiaries is the currency of the primary economic environment in which each entity operates. The assets and liabilities of subsidiaries whose functional currency is not USD are translated into the functional currency of the Company using the exchange rate at the reporting date. Revenues and expenses are translated at exchange rates prevailing at the transaction date or at an estimated rate sufficiently close to the rate on the transaction date. The resulting foreign exchange translation differences are recorded as translation differences in other comprehensive income.
Beginning in the fourth quarter of 2024, the Company changed its presentation of foreign exchange gains and losses related to operational transactions in the consolidated statement of income and loss and other comprehensive income and loss, which were previously recorded as selling, general and administrative expenses, and are now recorded as foreign currency exchange gains/(losses), net & other finance costs. Exchange rate gains and losses on foreign currency-denominated loans and other receivables and liabilities connected with financing transactions are recorded at their net values as foreign currency exchange gains/(losses), net & other finance costs.

Foreign currency transactions are translated into the functional currency of each of the Company’s subsidiaries using the exchange rates prevailing at the date of the transactions or valuation when items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the changes at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income and loss as foreign currency exchange gains/(losses), net & other finance costs, except when included in other comprehensive income for qualifying cash flow and net investment hedges.

The consolidated statement of income and loss and other comprehensive income and loss is translated into U.S. dollars by consolidating each calendar month separately using the monthly average exchange rate, whereby the sum of the twelve calendar months represents the whole year. Translation differences arising from the translation of the net investment in non-U.S. operations are booked to translation differences in other comprehensive income/(loss). On disposal of a foreign operation, the accumulated amount of translation differences relating to the disposed foreign operation is reclassified to profit or loss.
Financial instruments
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities classified at fair value through profit or loss) are added to, or deducted from, the fair value of the financial instrument, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities classified at fair value through profit or loss are recognized immediately in profit or loss.
Financial assets
Categorization and measurement
In accordance with IFRS 9, Financial Instruments, financial assets are categorized as:
I.financial assets at fair value through profit or loss (“FVPL”)
II.financial assets measured at amortized cost
III.financial assets at fair value through other comprehensive income and loss (“FVOCI”)
The classification of financial assets at initial recognition is based on the Company’s business model for managing the related financial assets and their contractual cash flows. All purchases or sales of financial assets are recognized on the settlement date.
Financial assets at fair value through profit or loss
Financial assets at FVPL are initially recognized at fair value, and subsequent fair value changes are recognized in the consolidated statement of income and loss. Assets in this category are classified as current assets, except for maturities over 12 months after the balance sheet date. Financial assets at FVPL primarily include derivative instruments unless they are designated as effective hedging instruments.
Financial assets measured at amortized cost
The Company measures financial assets at amortized cost if both of the following conditions are met:
-the financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
-the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired. Financial assets are included in current assets, except for maturities over 12 months after the balance sheet date.
The Company’s financial assets at amortized cost include accounts receivables, other non-current financial assets and other non-interest yielding receivables.
Financial assets at fair value through OCI
Financial assets at FVOCI are initially recognized at fair value, and subsequent fair value changes are recognized within other comprehensive income and loss. Interest income, foreign exchange revaluations and impairment losses or reversals are recognized in the consolidated statement of income and loss. Upon derecognition, the cumulative reserve of fair value changes recognized within other comprehensive income and loss is reclassified to profit or loss. Financial assets at FVOCI whose fair value cannot be determined reliably are measured at cost or a lower value if they are impaired. Financial assets at FVOCI are included in non-current assets unless the investment matures or management intends to dispose of it within 12 months after the balance sheet date.
The Company’s financial assets at FVOCI primarily include derivative instruments, which are designated as effective hedging instruments, and an investment in an unlisted company.
Derecognition
A financial asset is derecognized when the contractual rights to receive cash flows from the financial assets have expired or have been transferred and the Company has substantially transferred all rewards and risks associated with the ownership. In the case of sales of trade receivables, essentially all rewards and risks are transferred to the buyer of the receivables.
Impairment
Loss allowances are recognized for expected credit losses (ECL) on a financial asset that is measured at amortized cost or at fair value through OCI. For trade receivables, the Company adopts the simplified approach, which does not require the recognition of periodic changes in credit risk, but rather the accounting of an expected credit loss calculated over the entire life of the credit (lifetime ECL) according to the provision matrix approach. ECLs of accounts receivable are measured on a collective basis. The grouping is based on geographical region, customer rating, the type of collateral or whether the receivables are covered by trade credit insurance as well as the type of customer. The ECL model is forward-looking and the expected default rates are based on the realized losses in the past based on the previous three years considering the time value of money, probability-weighted outcome, supportable information available without undue cost or effort about the past events, current conditions and forecasts of future economic conditions. The lifetime ECL allowances are calculated using the gross carrying amounts of the outstanding trade receivables and the expected default rates with probability-weighted outcomes. The historically observed default rates are updated annually. In addition, forward-looking specific provision is prepared in cases where the basic ECL allowance based on the historical loss data does not cover expected losses, which includes the impact of expected changes in the economic, regulatory and technological environment (such as industry outlook, GDP, employment, politics), and external market indicators. The estimates are based on a systematic, on-going review and evaluation performed as part of the credit-risk evaluation process. The specific provision is updated on a quarterly basis.
Financial liabilities
In accordance with IFRS 9, Financial Instruments, financial liabilities are categorized as:
I.financial liabilities at fair value through profit or loss
II.financial liabilities measured at amortized cost
Financial liabilities at fair value through profit or loss
Financial liabilities at FVPL are initially recognized at fair value, and subsequent fair value changes are recognized in the consolidated statement of income and loss. Liabilities in this category are classified as current liabilities, except for maturities over 12 months after the balance sheet date, in which case they are classified as non-current liabilities. Financial liabilities at FVPL primarily include derivative instruments unless they are designated as effective hedging instruments.
Financial liabilities measured at amortized cost
Financial liabilities measured at amortized cost are initially carried at fair value. Transaction costs are included in the original carrying amount of financial liabilities. All financial liabilities are subsequently carried at amortized cost using the effective interest rate method. Financial liabilities are classified as current liabilities, except for maturities over 12 months after the balance sheet date, in which case they are classified as non-current liabilities.
Current financial liabilities include current borrowings, including borrowings on the revolving credit facility, accounts payables and other current liabilities. Accounts payables correspond primarily to trade payables. They also include payables that have been transferred to a vendor financing program, as there is no material difference in the nature or terms of the liabilities compared to other trade payables.
Non-current financial liabilities include non-current borrowings, borrowings from related parties and other liabilities.
Derivatives
The Company’s derivative instruments may include foreign exchange forward contracts and options, interest rate swaps, interest rate options and cross-currency swaps. Foreign exchange forward contracts and options are used to hedge against changes in the value of receivables and liabilities denominated in a foreign currency, and interest rate swaps and interest rate options to hedge against interest rate risk. Cross-currency swaps are used to hedge against net investments in foreign operations, changes in value of foreign currency denominated receivables and liabilities and against interest rate risk.
Foreign exchange forward contracts and options, interest rate swaps and options and cross currency swaps are measured at fair value on the day that the Company becomes a party to the contract. Subsequent measurement is also at fair value. Foreign exchange derivatives are measured at fair value using the closing rates quoted by the European Central Bank on the reporting date together with common pricing models that are used for valuation of foreign exchange forward contracts and options. The fair values of interest rate and cross currency swaps are calculated as the present value of future cash flows. Interest rate options are valued with year-end interest rates together with common option pricing models.
Gains and losses from fair value measurement are treated in accordance with the purpose of the derivative financial instrument. For maturities less than 12 months after the balance sheet date, the fair value of the derivatives is presented in prepaid expenses and other assets or other current liabilities. For maturities over 12 months, the fair value is presented in other non-current assets or other non-current liabilities.
Changes in the value of derivative instruments, which do not qualify for hedge accounting are recorded as foreign currency exchange gains/(losses), net & other finance costs.
Hedge accounting
The Company is exposed to currency risk and enters into foreign exchange derivatives to hedge its exposure on the basis of planned transactions. The Company is also exposed to the risk of interest rate fluctuations and enters into interest rate swaps to mitigate the risk of future variable cash flows associated with a variable-rate debt. Where hedge accounting is applied, the criteria are documented at the inception of the hedge and updated at each reporting date. The Company documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedging transactions. The Company also documents its assessment, at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.
The fair value of a hedging derivative is included within prepaid expenses and other assets or other current liabilities when the maturity of the hedged item is less than 12 months, and as non-current assets or other non-current liabilities when the maturity of the hedged item is more than 12 months.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized, net of tax, in other comprehensive income and loss. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of income and loss and other comprehensive income and loss. Amounts accumulated in other comprehensive income/(loss) are reclassified to the statement of income and loss in the periods when the hedged item affects net income. When a forecasted transaction that is hedged results in the recognition of a non-financial asset or liability, such as inventory, the amounts are included in the measurement of the cost of the related asset or liability. The deferred amounts are ultimately recognized in the consolidated statement of income and loss and other comprehensive income and loss.

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges, with unrealized gains and losses recognized, net of tax, in other comprehensive income and loss. Amounts included in other comprehensive income/(loss) are transferred to the consolidated statement of income and loss and other comprehensive income and loss in the period when the foreign operation is disposed of or sold.
Cash and cash equivalents
Cash consists of cash on hand and demand deposits. Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Investments only qualify as cash equivalents if they have a maturity of three months or less from the acquisition date. The Company uses the indirect method of reporting cash flows from operating activities.
Revenue recognition
Revenue comprises sale of products and services through three channels: wholesale, owned retail and e-commerce, and license fees. Revenue is presented net of value added tax, discounts, incentives, rebates earned by customers, and estimated returns. The Company applies the following five step model when determining the timing and amount of revenue recognition:
1.identifying the contracts with customers,
2.identifying the separate performance obligations,
3.determining the transaction price,
4.allocating the transaction price to separate performance obligations, and
5.recognizing revenue when each performance obligation is satisfied.
Revenue is recognized at the point in time when control of the products and services are transferred to the customer in accordance with the terms of delivery at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those products and services in the ordinary course of the Company’s activities.
Revenue recognized from services comprises mainly freight services in the Company’s operating segments. The revenue from the freight services is recognized upon the delivery of the goods when the control has been transferred to the customer.
In the wholesale channel, volume rebates, performance bonuses and payment term discounts are offered to certain major customers. The Company typically applies the expected value method to estimate the variable consideration for the expected future rebates and performance bonuses. Certain contracts provide wholesale customers with a right to return goods within a specified period. The Company recognizes a refund liability as a reduction of revenue and a corresponding right of return asset as reduction of cost of goods sold based on the expected future return rates derived from historical data.
Direct-to-consumer (“DTC”) is comprised of retail and e-commerce. DTC revenue is recognized when control of the products is transferred to the customer, which occurs upon point of sale for sales in owned retail stores and delivery to the customer for e-commerce. In the e-commerce channel, the products sold online can be returned within 14-30 days of receipt of the products. For expected returns, the Company recognizes a refund liability as a reduction of revenue and a corresponding right of return asset as reduction of cost of goods sold based on the expected future return rates derived from historical data. A contract liability is recognized from the sale of gift cards in retail and e-commerce. The Company expects to be entitled to a breakage amount. It recognizes breakage amount as revenue in proportion to the pattern of rights exercised by customers based on historical data.
The Company provides warranties that promise the customer that the delivered product is as typically specified in the contract and covers general repairs for defects that existed at the time of sale, as required by law. These assurance-type warranties are accounted for under IAS 37, Provisions, Contingent Liabilities and Contingent Assets.
Revenue related to license income is recognized when the licensee manufactures or sells products bearing the Company’s trademarks. License income based on fixed license agreements is recognized evenly throughout the financial year, while license income determined by sales volumes is recognized during the financial year as the licensee generates sales revenue. The non-refundable minimum guarantees related to certain licensing agreements are for functional intellectual properties, and the associated guarantee revenue is recognized at the point in time the control of the license is transferred to the customer.
Other Operating Income
Other operating income consists of government subsidies, insurance compensation for general business losses, gains on the sale of non-current assets as well as other non-recurring income, such as patent settlements.
The Company recognizes government grants only when there is reasonable assurance that the entity will comply with the conditions attached thereto and the grants will be received.
Pension plans
The Company’s pension arrangements are designed to comply with the local rules and practices of the countries where the Company operates. The Company’s pension arrangements consist of defined contribution or defined benefit plans. Under defined contribution based plans, the Company pays fixed contributions into a separate entity (a fund) and does not have any legal or constructive obligation to pay further contributions. Under defined contribution plans, the Company’s contributions are recorded as an expense in the period to which they relate.
Defined benefit plans are post-employment benefit plans other than defined contribution plans. The defined benefit plans are partially or fully funded through payments to insurance companies or contributions to trustee-administered funds. In defined benefit plans, the pension expenses recognized in the consolidated statement of income and loss and other comprehensive income and loss are determined using the projected unit credit method, which calculates the present value of the obligation and the related service costs. The pension liability is measured by calculating the present value of future pension obligations, discounted using the market yield on high quality corporate bonds or government bonds in countries where there is no deep market for such bonds. The defined benefit plan asset is measured at fair market value as of the reporting date. If there is no legal right of offset, the net liabilities of underfunded plans and the net assets of overfunded plans are recognized separately in the consolidated statement of financial position. These net amounts are equal to the present value of the pension obligations less the fair values of the plan assets.
Remeasurements of the net defined benefit liability/(asset) are recognized in full in other comprehensive income and loss. Actuarial gains and losses are not reclassified to the consolidated statement of income and loss in subsequent periods. For other long-term employee benefits, the Company recognizes actuarial gains and losses immediately in the consolidated statement of income and loss. Current and past service costs are recognized in the consolidated statement of income and loss. Any gain/(loss) due to a plan amendment, curtailment or settlement, is recognized immediately in the consolidated statement of income and loss. Net interest expense/(income) is determined based on the net defined benefit liability/(asset) and the discount rate at the beginning of the year, and is recognized in interest expense.
Share-based payments
Share-based compensation expense is based on the grant-date fair value estimated in accordance with the provisions of IFRS 2, Share-based Payment. The Company recognizes share-based payment expense, less estimated forfeitures, ratably over the requisite service period when it is probable that the service vesting condition and non-market performance condition, if applicable, will be met.
Options settled in shares only are measured on the grant date using a Monte Carlo simulation model, which requires the input of assumptions, including the expected volatility, which has been based on the historical volatility of the comparable companies’ share price, particularly over the historical period commensurate with the expected life of the options, the dividend yield, interest rates and a correlation coefficient between the shares and the relevant market index. Options settled in cash or shares at the election of certain employees are remeasured to fair value at the end of each reporting period until settlement. There were no stock options granted in the years ended December 31, 2025 or 2024.
The fair value of RSUs and performance share units (“PSUs”) is the Company’s closing stock price on the grant date.
Forfeitures are estimated based on historical activity, expected employee turnover, and other qualitative factors which are adjusted for changes in estimates and award vesting. Compensation expense for performance-based awards is recorded over the implied requisite service period when achievement of the performance target is deemed probable. All expenses for an award will be recognized by the time it becomes fully vested and are recorded in Selling, general and administrative expenses on the consolidated statement of income and loss and other comprehensive income and loss, with the offsetting credit to equity for equity-settled awards and liabilities for options that are settled in cash or shares at the election of certain employees.
When the terms or conditions of awards granted to employees have been modified, the effect of the modification that increases the total fair value of the share-based payment arrangement would be recognized. The incremental fair value granted is the difference between the fair value of the modified awards and that of the original options, both estimated as at the date of the modification. When modification occurs during the vesting period, the incremental fair value granted is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified awards vest, in addition to the amount based on the grant date fair value of the original award, which is recognized over the remainder of the original vesting period. When a modification changes the classification of a share-based payment transaction from cash-settled award to equity-settled award, the liability for the cash-settled award is remeasured until the modification date and is reclassified to equity.
Income taxes
Current income taxes

Current income tax is the expected income tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to income tax payable or receivable related to previous years.

Deferred taxes

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.
Deferred income tax is measured using enacted or substantively enacted income tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. A deferred tax asset is recognized for unused income tax losses and credits to the extent that it is probable that future taxable income will be available against which they can be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized. For the assessment of probability, in addition to past performance and the respective prospects for the foreseeable future, appropriate tax structuring measures are also taken into consideration.

Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.

Income taxes related to items recognized directly to other comprehensive income or to equity are recognized together with the corresponding item, to which the income tax is attributable, directly in other comprehensive income or in equity are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.
Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred tax relates to the same taxable entity and the same taxation authority, and are expected to reverse in a period or periods in which the tax loss or credit can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.
Segment information
The Company’s organizational structure comprises the following reportable segments for financial reporting purposes: Technical Apparel consisting of the brands Arc’teryx and Peak Performance, Outdoor Performance consisting of the brands Salomon, Atomic and Armada, and Ball & Racquet Sports consisting of the brands Wilson, Demarini, Louisville Slugger, Evoshield and ATEC. The Company reports revenue for four geographical areas: Americas, EMEA, Greater China and Asia Pacific excluding Greater China.
The CEO is the chief operating decision-maker who monitors the operating results of the segments to assess performance and make decisions about resource allocation.
Business combinations
Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured as the aggregate of the fair values of the assets transferred, and liabilities incurred towards the former owners of the acquired entity. Acquisition-related costs are recognized as expenses in the consolidated statement of income and loss and other comprehensive income and loss in the period in which the costs are incurred and the related services are rendered.
Intangible assets
The Company’s intangible assets and goodwill primarily result from the acquisition of Amer Sports Corporation and its subsidiaries by Amer Sports Holding Oy on April 1, 2019. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any. The useful life of intangible assets is assessed as either finite or indefinite.
Intangible assets with indefinite useful lives
Intangible assets with indefinite useful lives comprise brand names and trademarks. As the brand names and trademarks are core to the business and as there is no foreseeable limit to the future cash flows generated by the intangible assets, brand names and trademarks are assessed as indefinitely lived. The assessment of indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is made on a prospective basis. Brand names and trademarks with indefinite useful lives are not amortized but tested for impairment at least on an annual basis at the cash-generating unit (“CGU”) level. Impairment testing is performed by comparing the recoverable amount of the asset to its carrying value. Any resulting impairment loss is recorded in the consolidated statement of income and loss and other comprehensive income and loss.
Intangible assets with finite useful lives
Intangible assets with a finite useful life consist of patents and software licenses, internally developed software, customer relationships and other technology-based intangible assets. These assets are amortized on a straight-line basis over the useful life. The useful lives are as follows:

Asset category	Estimated useful life
Patents and software licenses	3 - 15 years
Internally developed software	5 - 10 years
Customer relationships	7 - 16 years
Other technology-based intangible assets	1 - 10 years
The above assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset is then tested for impairment by comparing its recoverable amount to its carrying value.
Development expenses are capitalized when they meet the recognition criteria in IAS 38, Intangible Assets and are amortized over their useful lives.
The Company capitalizes development costs as intangible assets only when the following criteria are met:
-the technical feasibility of completing the intangible asset exists,
-there is an intent to complete and an ability to use or sell the intangible asset,
-the intangible asset will generate probable future economic benefits,
-there are adequate resources available to complete the development and to use or sell the intangible asset, and
-there is the ability to reliably measure the expenditure attributable to the intangible asset during its development.
Goodwill
Goodwill represents the difference between the cost of the acquisition and the fair value of the net identifiable assets acquired and liabilities assumed measured at the date of acquisition. Goodwill is stated at historical cost less any accumulated impairment losses. Goodwill has been allocated to the CGUs and is tested for impairment annually and if there are triggering events by comparing the recoverable amount of a CGU to its carrying value. An impairment loss is recognized in the consolidated statement of income and loss and other comprehensive income and loss, if the carrying amount of the CGU exceeds its recoverable amount.
Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation and any impairment losses. Land is not depreciated.
Depreciation is calculated on a straight-line basis over their estimated useful lives when the assets are available for use, adjusting for any impairment. The depreciation periods are:

Asset category	Estimated useful life
Buildings and constructions	25 - 40 years
Machinery and equipment	3 - 10 years
Leasehold improvements	shorter of the lease term or useful life
Property, plant and equipment is reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset is then tested for impairment by comparing its recoverable amount to its carrying value. Impairment losses are recorded in the consolidated statement of income and loss and other comprehensive income and loss.
Leases
At the inception of a contract, the Company assesses whether the contract is, or contains, a lease. The contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The lease contracts, where the Company acts as a lessee under IFRS 16 Leases consist mainly of real estate (e.g., owned retail stores, offices, warehouses) and vehicles. The Company recognizes a right-of-use asset and a lease liability at the lease commencement date.
The Company has elected to use the exemptions proposed by the standard on lease contracts for which the lease term is shorter than 12 months and on lease contracts for which the underlying asset is of low-value (e.g., laptops, mobile phones; below $5,000). The lease expenses for short-term and low-value contracts as well as for lease contracts with variable leases based on net sales of the leased premises are recognized as rent expenses over the lease term in the consolidated statement of income and loss and other comprehensive income and loss.
Lease liabilities
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the incremental borrowing rate is applied. The Company determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and the type of the leased asset.
Lease payments included in the measurement of the lease liability comprise the fixed payments (including the in-substance fixed payments), variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee, and the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early. The Company applies judgment in evaluating whether it is reasonably certain to exercise or not to exercise the option to extend or terminate the lease. It considers all relevant factors that create an economic incentive for it to exercise either the extension or termination.
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or a rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. A corresponding adjustment is done to the carrying amount of the right-of-use asset, or it is recorded in the consolidated statement of income and loss and other comprehensive income and loss if the carrying amount of the right-of-use asset has been reduced to zero.
Right-of-use assets
The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying assets or the site on which it is located, less any lease incentives received.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease or the cost of the right-of-use asset reflects that the Company will exercise a purchase option. In that case, the right-of-use asset is depreciated over the useful life of the underlying asset, which is determined on the same basis as for the property, plant and equipment. In addition, the right-of-use asset is reduced by potential impairment losses, and adjusted for certain remeasurements of the lease liability.
Impairment of non-financial assets
Impairment assessments are performed at the CGU level, which represents the smallest identifiable groups of assets that generate cash inflows largely independent of other assets or groups of assets. For the purpose of testing goodwill and indefinite-lived intangible assets, the CGU is the lowest level at which goodwill is monitored for internal management purposes.
At each reporting date, the Company reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated. Goodwill and indefinite-lived intangible assets are tested annually for impairment.
Impairment testing is performed by comparing the recoverable amount of an asset or CGU to its carrying amount. The recoverable amount of an asset or CGU is the higher of its fair value less costs of disposal and value in use (“VIU”). An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount. The loss is recognized in the consolidated statement of income and loss and other comprehensive income and loss. The loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
Inventories
Inventories are measured at the lower of cost or net realizable value. Cost is determined using the first-in-first-out principle. For self-manufactured products, the cost includes direct wages, raw material costs and a portion of the indirect costs. The Company estimates net realizable value as the amount at which inventories are expected to be sold, taking into consideration fluctuations in selling prices due to seasonality, less estimated costs necessary to complete the sale.
Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or estimated selling prices.
When circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in realizable value, the amount of the write-down previously recorded is reversed.
Provisions
Provisions are recognized in the consolidated statement of income and loss and other comprehensive income and loss when the Company has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. They are presented in the consolidated statement of financial position as provisions when it is probable that the resources will be transferred out of the Company, but the precise amount or timing is not known. The most important regular provisions are due to the repair or replacement of products during the warranty period. These provisions are determined on the basis of historical experience. A provision for reorganization is made when the Company has drawn up a detailed reorganization plan and announced the reorganization.
If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized in the consolidated statement of income and loss and other comprehensive income and loss.
Significant accounting judgments, estimates, and assumptions
When preparing the consolidated financial statements, the Company’s management makes judgments and estimates influencing the content of the consolidated financial statements and it must exercise its judgment regarding the application of accounting policies. The judgments and estimates are based on a set of underlying data that may include management’s historical experience, knowledge of current event and conditions, and other factors that are believed to be reasonable under the circumstances. Management continuously evaluates the judgments and estimates it uses. These estimates have been applied in a manner that is consistent with prior periods. There are no known trends, commitments, events or uncertainties that the Company believes will materially affect the methodology or assumptions used in making these judgments and estimates in the consolidated financial statements.
The following are the accounting policies subject to judgments and estimates that the Company believes could have the most significant impact on the amounts recognized in the consolidated financial statements.
Actual results may differ from these estimates. Any changes in the estimates and assumptions are recognized in the period in which the estimate or assumption is revised.
Impairment of non-financial assets
The Company exercises judgment at each reporting date to determine whether the carrying amounts of non-financial assets, including goodwill and intangible assets with indefinite useful lives, may exceed their recoverable amounts. The Company changed its annual goodwill impairment testing date from December 31st (used in the prior year) to October 1st to reduce resource constraints related to the year-end close and financial reporting process and to provide additional time to complete impairment testing. The Company also assesses whether any significant events or changes in circumstances have occurred between the annual impairment testing date and December 31st that would require an updated impairment assessment.
CGUs represent the smallest identifiable groups of assets that generate cash inflows largely independent of other assets or groups of assets. Judgment is required to determine this and the appropriate grouping of CGUs for the purpose of testing goodwill and indefinite-lived intangible assets, which are assessed at the lowest level at which they are monitored for internal management purposes.
In determining the recoverable amount of a CGU or a group of CGUs, various estimates are employed under both the income and market approaches. The income approach is calculated using discounted cash flow models based on management’s best estimates of future economic conditions and the CGU’s expected performance. The market approach utilizes revenue or EBITDA multiples of guideline public companies with similar operational and economic characteristics. Key assumptions used in impairment assessments include projected revenue growth rates, operating profit margins and pre-tax discount rates. These assumptions are developed using a combination of historical performance, internal forecasts, and external market and industry data. Discount rates reflect current market assessments of the time value of money and the risks specific to the CGUs. Changes in these assumptions could materially affect the estimated recoverable amounts and result in impairment losses within the next 12 months.
Further details on the impairment of non-financial assets, including further details on the key assumptions for specific CGUs whereby a reasonably possible change in key assumptions could result in impairment losses within the next 12 months, are disclosed in Note 8. Depreciation, Amortization, and Impairment Losses.
Provisions
Provisions are recognized in the consolidated statement of financial position when there is a present legal or constructive obligation for the Company to settle an obligation arising as the consequence of a past event that is considered probable, and the amount can be reliably estimated. The most important regular provisions are due to the repair or replacement of products during the warranty period. These provisions are determined on the basis of historical experience. The provisions recognized represent management’s best estimate of the present value of the future costs expected to be incurred. Actual costs may differ from these estimates.
Further details on the provisions are disclosed in Note 21. Provisions.
Accounts receivable
The Company has a significant number of customers which minimizes the concentration of credit risk. The Company evaluates accounts receivables and maintains an allowance for estimated credit losses resulting from the inability of the Company’s customers to make required payments. Management applies judgment in assessing expected credit losses (“ECL”) on trade receivables based on historical loss experience, current conditions, and forward-looking information. Ongoing credit evaluations are performed to assess customer creditworthiness and determine the appropriate level of the allowance.
Further details on the aging and valuation provisions of the accounts receivables are disclosed in Note 16. Trade Receivables.
Inventories
Inventory is carried at the lower of cost and net realizable value. The net realizable value requires an estimate of the products’ future selling prices. When estimating the net realizable value of inventories, the Company considers multiple factors including historical write-offs, fluctuations in inventory levels, aging of inventory, customer behavior and anticipated sales volume, seasonality, expected selling prices and selling costs. Changes in these assumptions could result in additional inventory write-downs.
Further details on the inventory provisions are disclosed in Note 15. Inventories.
Income taxes
Management judgment is required in determining provisions for income taxes, deferred tax assets and liabilities and the extent to which deferred tax assets are recoverable. The Company is also subject to income taxes in various jurisdictions. There may be transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Company anticipates questions arising in tax audits and recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Differences between final tax outcomes and amounts initially recorded may affect income tax expense.
Further details on income taxes are disclosed in Note 11. Income Taxes.
Pension plans
The present value of the pension obligations depends on a number of factors that are determined on an actuarial basis using a number of assumptions. The assumptions used in determining the net cost (or income) for pensions include the discount rate, inflation rate and mortality rate. Any changes in these assumptions will impact the carrying amount of pension obligations.
The Company determines the appropriate discount rate at the end of each year. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. The discount rate is determined with reference to market yields on high-quality corporate bonds at the reporting date. Other key assumptions are based on market conditions at the reporting date. Changes in actuarial assumptions could have a material impact on the carrying amount of pension obligations and related expenses.
Further details on the pension plans are disclosed in Note 7. Pensions.